Prepaid Expenses - Schedule of Estimated Aggregate Expense (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Estimated Aggregate Expense [Abstract]
2026	$ 294,264
2027	250,000
2028	250,000
2030	187,500
Total	$ 981,764	$ 75,118